As filed with the Securities and Exchange Commission on October 2, 2009	OMB APPROVAL
Registration No. 333-158629	OMB Number: 3235-0336 Expires: February 28, 2011 Estimated average burden hours per response . . . . .522.8

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                           ☒

PRE-EFFECTIVE AMENDMENT NO.                                                                                                                                            ☐

POST-EFFECTIVE AMENDMENT NO.     1                                                                                                                                   ☒

OPPENHEIMER DEVELOPING MARKETS FUND

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(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

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(Address of Principal Executive Offices)

303-768-3200

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(Registrant's Area Code and Telephone Number)

Robert G. Zack, Esq.
Executive Vice President & General Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, New York 10148
(212) 323-0250

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(Name and Address of Agent for Service)

As soon as practicable after the Registration Statement becomes effective.

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(Approximate Date of Proposed Public Offering)

This amendment is being filed solely in order to file, as Exhibit 12 to this Registration Statement, the tax opinion of Kramer Levin Naftalis & Frankel LLP, tax counsel for the Registrant, in connection with the reorganization of Oppenheimer Baring China Fund with and into Oppenheimer Developing Markets Fund. The Combined Prospectus and Proxy Statement and Statement of Additional Information in the form filed on May 29, 2009, as amended pursuant to Rule 497 of the Securities Act of 1933 (File No. 333-158629), are incorporated herein by reference. No information contained in Parts A or B of the Registration Statement is being amended, deleted or superseded.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

Title of Securities Being Registered: Class A, Class B, Class C, Class N and Class Y shares of Oppenheimer Developing Markets Fund. No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

OPPENHEIMER DEVELOPING MARKETS FUND

FORM N-14

PART C

OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated mended and Restated Declaration of Trust filed as Exhibit 16(1) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1)     (i)     Amended and Restated Declaration of Trust dated December 14, 2000: Previously filed with Registrant's Post-Effective Amendment No. 7, (12/19/00), and incorporated herein by reference.

        (ii)     Amendment No. 1 to Amended and Restated Declaration of Trust dated September 26, 2002: Previously filed with Registrant's Post-Effective Amendment No. 9 (10/22/02), and incorporated herein by reference.

        (iii)     Amendment No. 2 to Amended and Restated Declaration of Trust dated August 10, 2005: Previously filed with Registrant's Post-Effective Amendment No. 14 (12/23/05), and incorporated herein by reference.

(2)     By-Laws as amended through December 23, 2005: Previously filed with Registrant's Post-Effective Amendment No. 14 (12/23/05), and incorporated herein by reference.

(3)     Not Applicable.

(4)     Not Applicable

(5)     (i)     Specimen Class A Share Certificate: Previously filed with Post-Effective Amendment No. 8, 12/26/01, and incorporated herein by reference.

   (ii)     Specimen Class B Share Certificate: Previously filed with Post-Effective Amendment No. 8, 12/26/01, and incorporated herein by reference.

   (iii)     Specimen Class C Share Certificate: Previously filed with Post-Effective Amendment No. 8, 12/26/01, and incorporated herein by reference.

   (iv)     Specimen Class N Shares Certificate: Previously filed with Post-Effective Amendment No. 8, 12/26/01, and incorporated herein by reference.

(6)     Amended and Restated Investment Advisory Agreement dated January 1, 2006: Filed Previously filed with Post-Effective Amendment No. 15, 11/21/06, and incorporated herein by reference.

(7)      (i)     Form of General Distributor's Agreement dated November 16, 1996: Previously filed with Registrant's initial registration statement, 6/10/96, and incorporated herein by reference.

          (ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

          (iii)     Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

          (iv)     Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

    (v)     Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

   (vi)     Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference

(8)      (i)     Amended and Restated Retirement Plan for Non-Interested Trustees or Directors dated 1/01/05: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference..

   (ii)     Amended & Restated Compensation Deferral Plan for Eligible Trustees, effective 1/1/08: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference.

(9)     Global Custody Agreement dated August 16, 2002: Previously filed with Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

(10)     (i)     Amended and Restated Service Plan and Agreement for Class A Shares dated October 26, 2005: Filed Previously filed with Post-Effective Amendment No. 15, 11/21/06, and incorporated herein by reference.

    (ii)     Amended and Restated Distribution and Service Plan and Agreement for Class B Shares dated October 26, 2005: Filed Previously filed with Post-Effective Amendment No. 15, 11/21/06, and incorporated herein by reference.

    (iii)     Amended and Restated Distribution and Service Plan and Agreement for Class C Shares dated October 26, 2005: Filed Previously filed with Post-Effective Amendment No. 15, 11/21/06, and incorporated herein by reference.

    (iv)   Amended and Restated Distribution and Service Plan Agreement for Class N Shares dated October 26, 2005: Filed Previously filed with Post-Effective Amendment No. 15, 11/21/06, and incorporated herein by reference.

     (v)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/20/08: Previously filed with the Post-Effective Amendment No. 23 to the Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No. 333-128848), (11/26/08), and incorporated herein by reference.

(11)     Form of Opinion and Consent of Counsel: Previously filed with Registrant’s Pre-Effective Amendment No. 2, 5/29/09 and incorporated here by reference.

(12)     Tax Opinion: Filed herewith.

(13)     Not Applicable.

(14)     Independent Registered Public Accounting Firm's Consent: Previously filed with Registrant’s Pre-Effective Amendment No. 2, 5/29/09 and incorporated here by reference.

(15)     Not Applicable.

(16)     (i)     Power of Attorney for all Trustees/Directors and Brian Wixted, with the exception of Mary Ann Tynan, dated February 14, 2008: Previously filed with Registrant’s Pre-Effective Amendment No. 2, 5/29/09 and incorporated here by reference.

    (ii)     Power of Attorney for Mary Ann Tynan, dated October 1, 2008: Previously filed with Registrant’s Pre-Effective Amendment No. 2, 5/29/09 and incorporated here by reference.

(17)     Not Applicable.

Item 17. – Undertakings

(1)     The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)     The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement or the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 2nd day of October, 2009.

Oppenheimer Developing Markets Fund

By:     John V. Murphy*

          John V. Murphy, President

          Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the	October 2, 2009
Brian F. Wruble	Board of Trustees

John V. Murphy*	President, Principal	October 2, 2009
John V. Murphy	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	October 2, 2009
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	October 2, 2009
David K. Downes

Matthew P. Fink*	Trustee	October 2, 2009
Matthew P.Fink

Phillip A. Griffiths*	Trustee	October 2, 2009
Phillip A. Griffiths

Mary F. Miller*	Trustee	October 2, 2009
Mary F. Miller

Joel W. Motley*	Trustee	October 2, 2009
Joel W. Motley

Russell S. Reynolds, Jr.*	Trustee	October 2, 2009
Russell S. Reynolds, Jr.

Mary Ann Tynan*	Trustee	October 2, 2009
Mary Ann Tynan

Joseph M. Wikler*	Trustee	October 2, 2009
Joseph M. Wikler

Peter I. Wold*	Trustee	October 2, 2009
Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
            Mitchell J. Lindauer, Attorney-in-Fact

OPPENHEIMER DEVELOPING MARKETS FUND

Registration Statement No. 333-158629

EXHIBIT INDEX

Exhibit No.     Description

(12)                 Tax Opinion of Kramer Levin Naftalis & Frankel